BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 2,204,317	$ 3,482,327	$ 1,956,844
Prepaid expenses and other current assets	316,359	584,919	136,942
Total Current Assets	2,520,676	4,067,246	2,093,786
PROPERTY AND EQUIPMENT - NET	1,784,400	1,176,749	425,650
OTHER ASSETS
Intangible assets - net	932,139	605,775	667,972
TOTAL ASSETS	5,237,215	5,849,770	3,187,408
CURRENT LIABILITIES
Accounts payable	22,598	54,208	65,027
Current portion of equipment purchase	297,421	493,597
Accounts payable and accrued expenses - related parties	52,732	8,770	5,559
Accrued expenses	45,881	92,186	57,300
TOTAL CURRENT LIABILITIES	418,632	648,761	127,886
LONG TERM EQUIPMENT PURCHASE PAYABLE - NET OF CURRENT PORTION		184,294
TOTAL LIABILITIES	418,632	833,055	127,886
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized, No shares issued or outstanding
Common stock $0.001 par value, 250,000,000 authorized, 77,635,666, 74,068,259 and 68,077,288 issued and outstanding at September 30, 2018, December 31, 2017 and December 31, 2016	77,636	74,068	68,078
Additional paid-in-capital	61,006,130	56,698,658	48,998,073
Accumulated deficit	(56,265,183)	(51,756,011)	(46,006,629)
TOTAL STOCKHOLDERS' EQUITY	4,818,583	5,016,715	3,059,522
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,237,215	$ 5,849,770	$ 3,187,408